Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent 1 (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Parent
Statement of profit or loss and other comprehensive income [abstract]
Total loss and total comprehensive loss	$ (47,135,365)	$ (27,197,861)